1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Antidilutive shares excluded from computation of income (loss) per share	3,056,000	1,150,000	3,056,000	1,012,000	620,000	1,112,000
Inventories
Pre-tax non-cash provision (benefit) for slow-moving and obsolete inventories					$ 14,033	$ (10,363)
Property and Equipment
Depreciation expense					20,269	23,874
Patents
Accumulated amortization					0	718,684
Amortization expense					3,099	33,731
Research and Development
Research and development expense reimbursements					$ 80,023	$ 195,676